TRANSITION PERIOD FINANCIAL INFORMATION (Details 1) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Transition Period Financial Information Details 1
Total Current Assets	$ 4,530	$ 1,905		$ 3,303		$ 404
Total Non-Current Assets						509
Total assets	20,952	16,521		15,896		913
Total Current liabilities	8,257	11,574		10,808		1,234
Long Tern Bank Loan	117	112		127		126
Total stockholders' equity	6,481	(2,224)	$ (8,320)	(3,486)	$ (2,694)	(447)	$ 310
Total liabilities and Stockholders' Deficit	$ 20,952	$ 16,521		$ 15,896		$ 913